Stock Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions Using a Black-Scholes Option Pricing Model
The assumptions used in the Black-Scholes option pricing model are as follows (note that there were no options granted during the three months ended September 30, 2023):

	Three months ended	Nine months ended September 30,
	September 30, 2022	2023	2022
Expected volatility	70.1%	69.2%-69.7%	68.7%-70.1%
Weighted-average risk-free interest rate	3.20%-3.66%	3.45%-4.22%	1.46%-3.66%
Expected dividend yield	—%	—%	—%
Expected term (in years)	6.25	5.5-6.25	5.5-6.25
Underlying common stock fair value	$1.82-$2.82	$0.92-$1.60	$1.78-$4.17

The assumptions used in the Black-Scholes option pricing model are as follows:

For the Year Ended December 31,
	2022	2021
Expected volatility	68.7% - 70.1%	64.6% - 71.7%
Weighted-average risk-free interest rate	1.46% - 4.16%	0.50% - 1.33%
Expected dividend yield	— %	— %
Expected term (in years)	5.5 - 6.25	5.5 - 6.25
Underlying common stock fair value	$1.40 - $4.17	$4.85 - $13.91

Summary of Option Activity under Plans
The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2023:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2023	9,865,734	$10.96	7.2	$493
Granted	3,188,150	$1.53
Exercised	(3,366)	$0.47
Cancelled/Forfeited	(623,776)	$11.11

Outstanding at September 30, 2023	12,426,742	$8.55	4.9	$488

Vested and expected to vest at September 30, 2023	12,426,742	$8.55	4.9	$488

Exercisable at September 30, 2023	7,566,304	$11.80	4.5	$421

A summary of option activity under the Plans during the year ended December 31, 2022 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2022	7,624,306	$14.25	7.5	$2,069
Granted	3,089,655	$2.64
Exercised	(293)	$2.71
Cancelled/Forfeited	(847,934)	$10.25

Outstanding at December 31, 2022	9,865,734	$10.96	7.2	$493

Vested and expected to vest at December 31, 2022	9,865,734	$10.96	7.2	$493

Exercisable at December 31, 2022	6,111,596	$13.19	6.3	$493

Summary of Company's RSU Activity	The following table summarizes the Company’s RSU activity for the nine months ended September 30, 2023:

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2023	543,179	$6.12
Granted	483,850	$1.60
Vested	(281,117)	$5.31
Forfeited	(258,184)	$2.54

Outstanding at September 30, 2023	487,728	$3.04

The following table summarizes the Company’s RSU activity for the year ended December 31, 2022:

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2022	307,600	$12.75
Granted	400,495	$2.70
Vested	(106,890)	$12.42
Forfeited	(58,026)	$6.05

Outstanding at December 31, 2022	543,179	$6.12

Schedule of Stock-Based Compensation Expense	The Company recorded stock-based compensation expense related to stock options, shares purchased under the 2018 ESPP, restricted stock units and stock award modifications as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	(in thousands)
Research and development	$230	$889	$1,507	$4,143
General and administrative	1,477	1,882	4,970	5,822

	$1,707	$2,771	$6,477	$9,965

The Company recorded stock-based compensation expense related to stock options, shares purchased under the 2018 ESPP and restricted stock units as follows:

	For the Year Ended December 31,
	2022	2021
	(in thousands)
General and administrative	$7,867	$8,450
Research and development	5,187	8,795

	$13,054	$17,245